Other expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 05, 2017	Dec. 31, 2015
Other expense
Acquisition related expense (note 9)			$ 59.9
Restructuring and enterprise improvement costs			36.5	$ 3.6
Loss from early extinguishment of debt			23.0
Executive compensation settlement		$ 2.3		2.3
Total other expense			119.4	5.9
Remaining provision	$ 168.0		168.0	37.9		$ 38.1
Employee severance and retention related costs	13.1
Building related restructuring costs	6.0
Employee severance cost			11.9	3.6
Consulting fees			5.5	0.0
Executive compensation settlement to a related party		14.2	14.2
Executive compensation settlement recorded as share-based compensation expense		$ 11.9		11.9
Restructuring costs
Other expense
Remaining provision	$ 2.3		2.3	1.5		$ 6.4
Palo Alto restructuring
Other expense
Restructuring and enterprise improvement costs			17.4	3.6
DigitalGlobe
Other expense
Acquisition related expense (note 9)			59.9	$ 0.0
Syndicated Credit Facility and 2024 Term notes
Other expense
Loss from early extinguishment of debt			23.0
Maximum borrowing capacity					$ 700.0
Make-whole premium			20.0
Write-off of the unamortized balance of capitalized financing fees			$ 3.0